Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Fair Value Disclosures [Text Block]
FAIR VALUE MEASUREMENTS
The FASB ASC Topic "Fair Value Measurements and Disclosure" establishes a valuation hierarchy for disclosure of the inputs to the valuations used to measure fair value. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

▪	Level 1 - quoted prices in active markets for identical assets or liabilities;

▪	Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly;

▪	Level 3 - unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.
The following table provides the assets and liabilities carried at fair value measured on a recurring and nonrecurring basis as of December 31, 2013 and 2012:

2013 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$988	$988	$—	$—
Derivative assets	90	—	90	—
Derivative liabilities	(157)	—	(157)	—
Nonrecurring fair value measurements:
Business dispositions	66	—	66	—

2012 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$781	$781	$—	$—
Derivative assets	128	—	128	—
Derivative liabilities	(149)	—	(149)	—
Nonrecurring fair value measurements:
Equity method investments	432	—	432	—
Business dispositions	84	—	84	—

During 2013, we recorded an approximately $55 million net gain from UTC Climate, Controls & Security's portfolio transformation, primarily due to a gain on the sale of businesses in Hong Kong and Australia. In addition, we recorded an approximately $193 million gain from the sale of Pratt & Whitney Power Systems business (see Note 2), as well as an approximately $25 million charge to adjust the fair value of a Pratt & Whitney joint venture investment.
During 2012, we recorded net gains on nonrecurring fair value measurements of approximately $157 million within Other income, net from UTC Climate, Controls & Security's portfolio transformation efforts including the integration of the legacy UTC Fire & Security businesses with the legacy Carrier businesses. These net gains include approximately $357 million from the sales of controlling interests in manufacturing and distribution joint ventures in Asia and Canada, of which approximately $272 million was non-cash. These gains were partially offset by $168 million of other-than-temporary impairment charges related to business dispositions and a $32 million loss on the disposition of the U.S. UTC Fire & Security branch operations. In addition, we recorded a $34 million gain on the fair market measurement of the Company's previously held interest in Goodrich.
Valuation Techniques. Our available-for-sale securities include equity investments that are traded in active markets, either domestically or internationally and are measured at fair value using closing stock prices from active markets. Our derivative assets and liabilities include foreign exchange contracts and commodity derivatives that are measured at fair value using internal models based on observable market inputs such as forward rates, interest rates, our own credit risk and our counterparties' credit risks. As of December 31, 2013, there were no significant transfers in and out of Level 1 and Level 2.
As of December 31, 2013, there has not been any significant impact to the fair value of our derivative liabilities due to our own credit risk. Similarly, there has not been any significant adverse impact to our derivative assets based on our evaluation of our counterparties' credit risks.
The following table provides carrying amounts and fair values of financial instruments that are not carried at fair value at December 31, 2013 and 2012:

	December 31, 2013		December 31, 2012
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$655	$586	$499	$464
Customer financing notes receivable	394	366	375	371
Short-term borrowings	(388)	(388)	(503)	(503)
Long-term debt (excluding capitalized leases)	(19,807)	(21,525)	(22,665)	(25,606)
Long-term liabilities	(283)	(253)	(182)	(167)

The following table provides the valuation hierarchy classification of assets and liabilities that are not carried at fair value in our Consolidated Balance Sheet as of December 31, 2013:

(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$586	$—	$586	$—
Customer financing notes receivable	366	—	366	—
Short-term borrowings	(388)	—	(200)	(188)
Long-term debt (excluding capitalized leases)	(21,525)	—	(21,211)	(314)
Long-term liabilities	(253)	—	(253)	—